Property plant and equipment (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Biological assets capitalized	$ 28,753	$ 30,413
Costs [Member]
Statement [Line Items]
Depreciation charge	9,003	8,621
General And Administrative Expenses [Member]
Statement [Line Items]
Depreciation charge	4,139	3,381
Selling Expenses [Member]
Statement [Line Items]
Depreciation charge	$ 853	$ 861